Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000099770
Shareholder Report [Line Items]
Fund Name	DWS Digital Horizons Fund
Class Name	Class A
Trading Symbol	COMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Digital Horizons Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.44%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[1]
AssetsNet	$ 94,865,996
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 293,280
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	94,865,996
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	293,280

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	3%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors & Semiconductor Equipment	29%
Interactive Media & Services	13%
Entertainment	11%
Software	10%
Technology Hardware, Storage & Peripherals	7%
IT Services	5%
Broadline Retail	4%
Electronic Equipment, Instruments & Components	2%
Diversified Telecommunication Services	2%
Hotels, Restaurants & Leisure	2%
Electrical Equipment	2%
Media	1%
Specialized REITs	1%
Other Industries	8%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
NVIDIA Corp.	13.9%
Alphabet, Inc.	8.7%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc.	3.2%
Microsoft Corp.	2.8%
Netflix, Inc.	2.3%
Advanced Micro Devices, Inc.	2.3%
Spotify Technology SA	1.9%
Lam Research Corp.	1.9%

C000237496
Shareholder Report [Line Items]
Fund Name	DWS Digital Horizons Fund
Class Name	Class S
Trading Symbol	COMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Digital Horizons Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 94,865,996
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 293,280
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	94,865,996
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	293,280

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	3%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors & Semiconductor Equipment	29%
Interactive Media & Services	13%
Entertainment	11%
Software	10%
Technology Hardware, Storage & Peripherals	7%
IT Services	5%
Broadline Retail	4%
Electronic Equipment, Instruments & Components	2%
Diversified Telecommunication Services	2%
Hotels, Restaurants & Leisure	2%
Electrical Equipment	2%
Media	1%
Specialized REITs	1%
Other Industries	8%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
NVIDIA Corp.	13.9%
Alphabet, Inc.	8.7%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc.	3.2%
Microsoft Corp.	2.8%
Netflix, Inc.	2.3%
Advanced Micro Devices, Inc.	2.3%
Spotify Technology SA	1.9%
Lam Research Corp.	1.9%

C000099773
Shareholder Report [Line Items]
Fund Name	DWS Digital Horizons Fund
Class Name	Institutional Class
Trading Symbol	COMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Digital Horizons Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[3]
AssetsNet	$ 94,865,996
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 293,280
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	94,865,996
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	293,280

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	3%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors & Semiconductor Equipment	29%
Interactive Media & Services	13%
Entertainment	11%
Software	10%
Technology Hardware, Storage & Peripherals	7%
IT Services	5%
Broadline Retail	4%
Electronic Equipment, Instruments & Components	2%
Diversified Telecommunication Services	2%
Hotels, Restaurants & Leisure	2%
Electrical Equipment	2%
Media	1%
Specialized REITs	1%
Other Industries	8%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
NVIDIA Corp.	13.9%
Alphabet, Inc.	8.7%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc.	3.2%
Microsoft Corp.	2.8%
Netflix, Inc.	2.3%
Advanced Micro Devices, Inc.	2.3%
Spotify Technology SA	1.9%
Lam Research Corp.	1.9%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.